17. PROPERTY, PLANT AND EQUIPMENT, NET (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Book value of the collateral	R$ 4,503.8	R$ 4,189.8
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book value of the collateral	R$ 330.0	R$ 258.9
Type of collateral	Financial/Tax	Financial/Tax
Buildings and improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book value of the collateral	R$ 1,290.4	R$ 1,253.6
Type of collateral	Financial/Tax	Financial/Tax
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book value of the collateral	R$ 2,318.7	R$ 2,129.4
Type of collateral	Financial/Labor/Tax/Civil	Financial/Labor/Tax/Civil
Facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book value of the collateral	R$ 540.9	R$ 523.3
Type of collateral	Financial/Tax	Financial/Tax
Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book value of the collateral	R$ 21.9	R$ 23.6
Type of collateral	Financial/Tax	Financial/Tax
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book value of the collateral	R$ 1.5	R$ 1.0
Type of collateral	Financial/Tax	Financial/Tax
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Book value of the collateral	R$ 0.4	R$ 0.0
Type of collateral	Financial/Tax	Financial/Tax